PROPERTY AND EQUIPMENT (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Asset Impairment Charges	$ 1,122	$ 0	$ 0
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation	3,773	3,083	3,030
Asset Impairment Charges	$ 594	$ 0	$ 0